Intangible Assets, Net - Amortization expenses (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Intangible Assets, Net
Amortization expenses	$ 0.4	¥ 3,100	¥ 3,400	¥ 4,800
Estimated amortization expenses
2019		30,200
2020		19,800
2021		13,400
2022		9,400
2023		¥ 5,400